Intangible Assets and Goodwill - Sensitivity Analysis (Details) - Intangible assets - European Cannabis CGU $ in Thousands	12 Months Ended
Mar. 31, 2026 CAD ($)
Discount rate
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in unobservable input	0.50%
Decrease in fair value due to reasonably possible increase in unobservable input	$ 4,848
Total revenue
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input	1.00%
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 18,101
EBITDA margin
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible decrease in unobservable input	1.00%
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 3,288